CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR
ASSETS:
Cash and cash equivalents	$ 6,180.6	370,835.2	218,740.2
Term placements	2,941.4	176,481.7	199,265.7
Investments held for trading, at fair value	1,084.6	65,077.9	87,383.5
Investments available for sale, at fair value [includes restricted investments of Rs. 805,912.3 and Rs. 670,603.5 (US$ 11,176.7), respectively]	15,147.1	908,824.3	1,018,071.5
Securities purchased under agreements to resell	955.4	57,322.6	67,000.0
Loans [net of allowance of Rs. 33,694.2 and Rs. 42,613.2 (US$ 710.3), respectively]	53,094.1	3,185,648.1	2,504,551.6
Accrued interest receivable	673.1	40,388.5	34,370.9
Property and equipment, net	522.8	31,369.1	28,978.4
Intangible assets, net	3.9	231.0	1,769.5
Goodwill	1,249.0	74,937.9	74,937.9
Other assets	3,571.5	214,291.0	135,836.9
Total assets	85,423.5	5,125,407.3	4,370,906.1
Liabilities:
Interest-bearing deposits	50,952.6	3,057,154.5	2,438,262.0
Non-interest-bearing deposits	10,214.1	612,845.6	522,271.9
Total deposits	61,166.7	3,670,000.1	2,960,533.9
Securities sold under repurchase agreements	0	0	205,000.0
Short-term borrowings	2,512.9	150,775.5	145,617.2
Accrued interest payable	462.2	27,734.7	58,135.2
Long-term debt	6,586.8	395,208.6	295,219.7
Accrued expenses and other liabilities	5,811.6	348,687.7	236,022.2
Total liabilities	76,540.2	4,592,406.6	3,900,528.2
Commitments and contingencies (see note 27)
Shareholders' equity:
Equity shares: par value-Rs. 2.0 each; authorized 2,750,000,000 shares; issued and outstanding 2,379,419,030 shares and 2,399,050,435 shares, as of March 31, 2013 and March 31, 2014, respectively	80.0	4,798.1	4,758.8
Additional paid-in capital	4,528.5	271,709.6	259,966.3
Advance received pending allotment of shares	0	0	221.5
Retained earnings	2,918.4	175,105.9	132,773.3
Statutory reserve	1,531.4	91,883.5	70,269.0
Accumulated other comprehensive income (loss)	(193.2)	(11,590.4)	485.4
Total HDFC Bank Limited shareholders' equity	8,865.1	531,906.7	468,474.3
Noncontrolling interest in subsidiaries	18.2	1,094.0	1,903.6
Total shareholders' equity	8,883.3	533,000.7	470,377.9
Total liabilities and shareholders' equity	$ 85,423.5	5,125,407.3	4,370,906.1